SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating results from discontinued operations (Details) - USD ($)		6 Months Ended
	May 27, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating cost and expenses
Income (loss) from discontinued operations before tax		$ (129,822,040)	$ 23,732,735
Income tax expenses (benefits)		32,646,978	607,490
Net income (loss) from discontinued operations		(162,469,018)	23,125,245
Net cash provided by (used in) discontinued operating activities		(14,407,658)	14,882,072
Net cash used in discontinued investing activities		(54,180,371)	(255,424,463)
Net cash used in discontinued financing activities			(5,406,024)
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		1,143,723	15,150,985
Operating cost and expenses
Cost of revenue		2,350,868	7,690,781
Sales and marketing		89,138	1,042,389
General and administrative		4,328,419	7,450,761
Research and development		44,729	383,074
Net gain on contingent risk assurance liabilities		(1,073,370)	(3,497,158)
Net recovery on provision for credit losses		(2,366,384)	(17,894,343)
Total operating cost and expenses		3,373,400	(4,824,496)
Interest income		597,333	2,670,673
Net gain on equity securities			689,034
Foreign exchange gain (loss), net		(74,202)	68,281
Other income		1,762,390	583,226
Other expenses		(7,228,461)	(253,959)
Income (loss) from discontinued operations before tax		(7,172,617)	23,732,736
Income tax expenses (benefits)		638	(607,490)
Net income (loss) from discontinued operations	$ (162,469,018)	(7,171,979)	23,125,246
Net cash provided by (used in) discontinued operating activities		(14,407,658)	14,882,072
Net cash used in discontinued investing activities		$ (54,180,371)	(255,424,463)
Net cash used in discontinued financing activities			$ (5,406,024)